Fair Value Information - Schedule of Impact of Decrease in Discount for Lack of Marketability or Noncontrolling Interests (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Fair Value Measurement Of Financial Instruments [Abstract]
Discount for lack of marketability, 5% increase	$ (131)	$ (63)
Discount for lack of marketability, 5% decrease	131	63
Noncontrolling interests discount, 5% increase	(121)	(51)
Noncontrolling interests discount, 5% decrease	121	51
Growth rate of long-term revenue, 0.1% increase	40	31
Growth rate of long-term revenue, 0.1% decrease	(40)	(31)
Discount rate, 1% increase	(458)	(363)
Discount rate, 1% decrease	$ 560	$ 439